Brandon J. Cage

Assistant Vice President, Counsel

Law Department

(949) 219-3943 Telephone

(949) 219-3706 Facsimile

Brandon.Cage@PacificLife.com

February 7, 2014

Deborah D. Skeens

Senior Counsel

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

RE:	Post-Effective Amendment No. 2 to the Registration Statement for Pacific Value Select (File
Number 333-185327) funded by Separate Account A (File Number 811-08946) of
Pacific Life Insurance Company;
Request for Selective Review

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Post-Effective Amendment No. 2, on Form N-4. The enclosed relates to an individual flexible premium deferred variable annuity contract designated as Pacific Value Select, which is funded by the Separate Account. This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the 1933 Act.

Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 23, 1984).”

The purpose of this submission is to add a new optional death benefit rider called the Earnings Enhancement Death Benefit which is substantially similar to an existing death benefit rider called the Earning Enhancement Guarantee. All other disclosure contained in the Pacific Value Select prospectus was previously reviewed by the Staff in connection with its review of the Initial N-4 filing (filed December 7, 2012), Pre-Effective Amendment No. 1 (filed February 5, 2013) and Pre-Effective Amendment No. 2 (filed on April 19, 2013) of Pacific Value Select. All previously filed prospectuses are collectively referred to as “Prior Filings”.

By copy of this letter, we are sending an electronic copy of a prospectus marked to show where disclosure differs materially from that in the Prior Filings.

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-3943.

Sincerely,

/s/ Brandon J. Cage

Brandon J. Cage